Benefit Plans (Summary of ESOP Shares) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Benefit Plans [Abstract]
Unearned shares	134,271	138,381
Shares committed to be released	4,110	4,110
Shares released	26,032	21,922
Total shares	164,413	164,413
Fair value of unearned shares	$ 1,074	$ 1,439